Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Reconciliation of income tax expense
The following table provides a reconciliation of income tax expense (recovery):

In millions	Year ended December 31,	2018	2017	2016
Canadian statutory federal tax rate		15%	15%	15%
Income tax expense at the Canadian statutory federal tax rate		$852	$763	$739
Income tax expense (recovery) resulting from:
Provincial and foreign income taxes (1)		535	536	532
Deferred income tax adjustments due to rate enactments (2)		—	(1,706)	7
Gain on disposals (3)		(51)	(3)	(12)
Other (4)		18	15	21
Income tax expense (recovery)		$1,354	$(395)	$1,287
Net cash payments for income taxes		$776	$712	$653

(1)	Includes mainly the impact of Canadian provincial taxes and U.S. federal and state taxes.

(2)	Includes the net income tax expense (recovery) resulting from the enactment of provincial, U.S. federal, and state corporate income tax laws and/or rates.

(3)	Relates to the permanent differences arising from lower capital gain tax rates on the gain on disposal of the Company's properties in Canada.

(4)	Includes adjustments relating to the resolution of matters pertaining to prior years' income taxes, including net recognized tax benefits, and other items.

Tax information on a domestic and foreign basis
The following table provides tax information on a domestic and foreign basis:

In millions	Year ended December 31,	2018	2017	2016
Income before income taxes
Domestic		$4,400	$3,964	$3,726
Foreign		1,282	1,125	1,201
Total income before income taxes		$5,682	$5,089	$4,927
Current income tax expense
Domestic		$818	$758	$568
Foreign		9	42	15
Total current income tax expense		$827	$800	$583
Deferred income tax expense (recovery)
Domestic		$419	$349	$450
Foreign		108	(1,544)	254
Total deferred income tax expense (recovery)		$527	$(1,195)	$704

Significant components of deferred income tax assets and liabilities
The following table provides the significant components of deferred income tax assets and liabilities:

In millions	December 31,	2018	2017
Deferred income tax assets
Pension liability		$128	$121
Personal injury and legal claims		70	50
Compensation reserves (2)		74	75
Other postretirement benefits liability		65	70
Unrealized foreign exchange losses		50	—
Net operating losses and tax credit carryforwards (1)		20	32
Other (2)		61	126
Total deferred income tax assets		$468	$474
Deferred income tax liabilities
Properties		$7,672	$6,975
Pension asset		120	268
Unrealized foreign exchange gains		—	34
Other (2)		156	150
Total deferred income tax liabilities		$7,948	$7,427
Total net deferred income tax liability		$7,480	$6,953
Total net deferred income tax liability
Domestic		$3,808	$3,677
Foreign		3,672	3,276
Total net deferred income tax liability		$7,480	$6,953

(1)	Net operating losses and tax credit carryforwards will expire between the years 2019 and 2036.

(2)	Certain 2017 balances have been reclassified to conform with the 2018 presentation.

Reconciliation for unrecognized tax benefits for domestic and foreign tax positions
The following table provides a reconciliation of unrecognized tax benefits on the Company's domestic and foreign tax positions:

In millions	Year ended December 31,	2018	2017	2016
Gross unrecognized tax benefits at beginning of year		$74	$61	$27
Increases for:
Tax positions related to the current year		12	13	16
Tax positions related to prior years		2	2	24
Decreases for:
Tax positions related to prior years		(13)	—	—
Settlements		(1)	(1)	(2)
Lapse of the applicable statute of limitations		—	(1)	(4)
Gross unrecognized tax benefits at end of year		$74	$74	$61
Adjustments to reflect tax treaties and other arrangements		(5)	(5)	(7)
Net unrecognized tax benefits at end of year		$69	$69	$54